Document and Entity Information	Jan. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Oct. 05, 2018
Global Endurance Portfolio | Class IS
Prospectus:
Trading Symbol	MSJSX
Global Endurance Portfolio | Class A
Prospectus:
Trading Symbol	MSJAX
Global Endurance Portfolio | Class C
Prospectus:
Trading Symbol	MSJCX
Global Endurance Portfolio | Class I
Prospectus:
Trading Symbol	MSJIX